N-4	Jul. 17, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Jul. 17, 2025
Amendment Flag	false
The Best of America IV
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	Effective on April 26, 2024, the following underlying mutual fund is added as an investment option under the contract. •Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class IIAccordingly, Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 26, 2025 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: American Century Investment Management, Inc.	0.79%*	24.98%	11.42%	10.96%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 26, 2025 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: American Century Investment Management, Inc.	0.79%*	24.98%	11.42%	10.96%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
The Best of America IV | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyCapitalAppreciationFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	24.98%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	10.96%